Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2021	December 31, 2020	December 31, 2019
Current tax expense	2,818	2,382	1,860
Deferred tax (recovery) expense	305	(4)	(3,231)
Total tax (benefit) expense	3,123	2,378	(1,371)

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2021		December 31, 2020		December 31, 2019
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	3,366	2.0	2,695	1.8	695	0.4
Expenses not deductible for tax purposes	408	0.2	299	0.2	104	0.1
Prior year tax adjustments	(231)	(0.1)	41	—	160	0.1
Effect of change in tax rate	(1,217)	(0.7)	—	—	—	—
Change in valuation allowance	585	0.4	(582)	(0.4)	(2,429)	(1.4)
Other - net	212	0.1	(75)	(0.1)	99	0.1
Income tax (benefit) expense at effective tax rate	3,123	1.9	2,378	1.6	(1,371)	(0.8)

Schedule of deferred income taxes

Deferred income taxes	December 31, 2021	December 31, 2020
Deferred income tax asset
Tax loss carried forward	8,269	8,134
Pension liability	—	1,448
Fixed assets	—	(905)
Allowance for compensated absence	—	44
Deferred income tax asset before valuation allowance	8,269	8,721
Less: valuation allowance	(4,842)	(4,257)
Deferred income tax asset after valuation allowance	3,427	4,464

Deferred income tax liability
Fixed assets	(735)	—
Allowance for compensated absence	(27)	—
Other	—	(19)
Total Deferred income tax liability	(762)	(19)
Net deferred income tax assets	2,665	4,445